Other Payables and Accrued Liabilities (Superior Living SDN. BHD.)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Other Payables and Accrued Liabilities

11. OTHER PAYABLES AND ACCRUED LIABILITIES

	As of March 31, 2020	As of December 31, 2019
Accrued professional fees	$68,474	$58,594
Others	28,985	18,652
Total payables and accrued liabilities	$97,459	$77,246

10. OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31, 2019	As of June 30, 2019	As of December 31, 2018
			(Unaudited)
Accrued professional fees	$58,594	$20,000	$7,884
Others	18,652	12,319	-
Total payables and accrued liabilities	$77,246	$32,319	$7,884

Superior Living SDN. BHD. [Member]
Other Payables and Accrued Liabilities

8 – Other Payables and Accrued Liabilities

Other payables and accrued liabilities consist of the following:

	March 31, 2020	December 31, 2019

Payables to non-trade vendors and service providers	$209,096	$252,902

8 -	OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the following:

	December 31, 2019	December 31, 2018
Payables to non-trade vendors and service providers	$252,902	$968,547